Pension and Other Employee Benefits (Details 3) (Pension Benefits, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension and Other Employee Benefits
Expected return on plan assets (as a percent)	7.75%	8.25%	8.90%
Strategic allocation to fixed income component before increase (as a percent)			30.00%
Strategic equity allocation before increase (as a percent)			70.00%
Strategic allocation
Strategic allocation (as a percent)	100.00%
Actual allocation
Actual allocation (as a percent)	100.00%	100.00%
Fair value of the plan assets
Fair value of the pension trust's assets	$ 202,537	$ 191,736	$ 160,944
Equity investments
Strategic allocation
Equity investments (as a percent)	60.00%
Tactical Range
Equity investments, minimum (as a percent)	50.00%
Equity investments, maximum (as a percent)	70.00%
Actual allocation
Equity investments (as a percent)	59.20%	61.90%
Large capitalization stocks
Strategic allocation
Equity investments (as a percent)	38.50%
Tactical Range
Equity investments, minimum (as a percent)	29.00%
Equity investments, maximum (as a percent)	48.00%
Actual allocation
Equity investments (as a percent)	37.20%	39.10%
Mid-cap growth
Strategic allocation
Equity investments (as a percent)	8.50%
Tactical Range
Equity investments, minimum (as a percent)	6.00%
Equity investments, maximum (as a percent)	11.00%
Actual allocation
Equity investments (as a percent)	9.50%	11.20%
Small capitalization stocks
Strategic allocation
Equity investments (as a percent)	0.00%
Tactical Range
Equity investments, minimum (as a percent)	0.00%
Equity investments, maximum (as a percent)	0.00%
Actual allocation
Equity investments (as a percent)	0.00%	0.00%
International
Strategic allocation
Equity investments (as a percent)	13.00%
Tactical Range
Equity investments, minimum (as a percent)	9.00%
Equity investments, maximum (as a percent)	17.00%
Actual allocation
Equity investments (as a percent)	12.50%	11.60%
Fixed income investments
Strategic allocation
Fixed income investments (as a percent)	40.00%
Tactical Range
Fixed income investments, minimum (as a percent)	30.00%
Fixed income investments, maximum (as a percent)	50.00%
Actual allocation
Fixed income investments (as a percent)	39.00%	37.50%
Cash
Strategic allocation
Cash (as a percent)	0.00%
Tactical Range
Cash, minimum (as a percent)	0.00%
Cash, maximum (as a percent)	5.00%
Actual allocation
Cash (as a percent)	1.80%	0.60%
Level 1(L1) | Large cap value-Index
Fair value of the plan assets
Fair value of the pension trust's assets	16,586
Level 1(L1) | Large cap value
Fair value of the plan assets
Fair value of the pension trust's assets	16,658
Level 1(L1) | Large cap growth-Index
Fair value of the plan assets
Fair value of the pension trust's assets	21,195
Level 1(L1) | Large cap growth
Fair value of the plan assets
Fair value of the pension trust's assets	20,894
Level 1(L1) | Mid-cap growth
Fair value of the plan assets
Fair value of the pension trust's assets	19,350
Level 1(L1) | International
Fair value of the plan assets
Fair value of the pension trust's assets	25,332
Level 1(L1) | Intermediate-term bond
Fair value of the plan assets
Fair value of the pension trust's assets	73,928
Level 1(L1) | Long-term bond
Fair value of the plan assets
Fair value of the pension trust's assets	5,026
Level 1(L1) | Cash
Fair value of the plan assets
Fair value of the pension trust's assets	$ 3,568